FAIR VALUE MEASUREMENTS - Significant inputs (Details)	Mar. 31, 2021 Y $ / shares	Dec. 31, 2020 Y $ / shares	Jul. 30, 2020 Y $ / shares
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	11.50	11.50	11.50
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	23.18	10.01	9.80
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	40	30	19.8
Probability of completing a Business Combination
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	90	80	80.0
Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input | Y	5.23	5.33	5.33
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	0.97	0.50	0.34
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	0.0	0.0	0.0